Long-Term Debt - Additional Information - USD Term Loans (Detail)	6 Months Ended
	Jun. 30, 2015 USD ($) Subsidiary	Feb. 28, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | Subsidiary	3
Partnership's interest owned in subsidiaries	50.00%
Carrying amount of debt	$ 2,661,962,000		$ 2,436,023,000
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Carrying amount of debt	$ 137,378,000		$ 158,547,000
Debt instrument collateral, description	These term loans are collateralized by first-priority mortgages on the three shuttle tankers to which the loans relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly and semi-annual payments
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Guaranteed term loans	$ 34,800,000
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | JV Partner [Member]
Debt Instrument [Line Items]
Guaranteed term loans	$ 68,700,000
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | Partnership [Member]
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | Subsidiary	2
Guaranteed term loans	$ 33,900,000
Percent share of the outstanding term loans	50.00%
U.S. Dollar-denominated Term Loans due through 2025 [Member]
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,100,000,000
Debt instrument collateral, description	These term loans have varying maturities through 2025 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly or semi-annual payments
U.S. Dollar-denominated Term Loans due through 2025 [Member] | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Guaranteed term loans	$ 308,400,000
U.S. Dollar-denominated Term Loans due through 2025 [Member] | Guarantee of Indebtedness of Others [Member] | Partnership [Member]
Debt Instrument [Line Items]
Guaranteed term loans	768,400,000
Term Loans Due 2022 [Member]
Debt Instrument [Line Items]
Final bullet payments	29,000,000
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Final bullet payments	29,100,000
Senior bonds mature in June 2024 [Member]
Debt Instrument [Line Items]
Carrying amount of debt	$ 28,900,000
Debt instrument collateral, description	The bonds are collateralized by first-priority mortgage on the Dampier Spirit FSO unit to which the bonds relate, together with other related security.
Fixed interest rate of bonds	4.27%
Senior bonds issued face amount		$ 30,000,000